UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07326

Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli ABC Fund

Class AAA - GABCX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund seeks to achieve total returns attractive to investors in various market conditions without excessive risk of capital loss and invests primarily in securities of domestic and foreign issuers Gabelli Funds, LLC, (the Adviser) believes will provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented common stocks, that trade at a significant discount to the Adviser’s assessment of their “private market value” (the value informed investors would be willing to pay to acquire the entire company), virtually risk free U.S. Treasury Bills, and by utilizing certain merger and arbitrage (M&A) strategies. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Class AAA	$48	0.96%

How did the Fund perform?

For the six months ended June 30, 2025, Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 Index, while outperforming its comparatives, the ICE BofA 3 Month US Treasury Bill Index and the Lipper US Treasury Money Market Fund Average. Global merger and acquisition activity was strong in the first half of the year despite the uncertainty of tariffs and the current geopolitical environment. Changes at the FTC may mark a turning point, allowing more transactions to proceed and restoring corporate confidence in the regulatory process.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli ABC Fund - Class AAA	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
6/15	10,000	10,000	10,000	10,000
6/16	10,183	10,399	10,019	10,002
6/17	10,517	12,260	10,068	10,018
6/18	10,664	14,022	10,205	10,107
6/19	10,910	15,483	10,441	10,303
6/20	10,927	16,646	10,612	10,421
6/21	11,862	23,436	10,622	10,423
6/22	11,568	20,947	10,640	10,433
6/23	12,158	25,051	11,022	10,793
6/24	12,877	31,203	11,617	11,348
6/25	13,857	35,934	12,160	11,853

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Class AAA	2.51%	7.61%	4.87%	3.32%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3 Month U.S. Treasury Bill Index	2.07%	4.68%	2.76%	1.98%
Lipper U.S. Treasury Money-Market Fund Average	2.01%	4.45%	2.61%	1.71%

Fund Statistics

  Total Net Assets$430,427,592
  Number of Portfolio Holdings247
  Portfolio Turnover Rate48%
  Management Fees$1,073,658

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Lennar Corp. Cl B	19.7%
Lennar Corp. Cl A	(16.3)%
Millrose Properties Inc.	0.5%
SpringWorks Therapeutics Inc.	3.6%
FARO Technologies Inc.	1.5%
Fox Corp. Cl B	1.5%
TXNM Energy Inc.	1.4%
KKR & Co. Inc.	1.3%
Juniper Networks Inc.	1.1%
Dun & Bradstreet Holdings Inc.	1.1%
National Fuel Gas Co.	0.9%

Portfolio Weighting (% of net assets)

Common Stocks	62.1%
Common Stocks – Securities Sold Short	(18.6)%
U.S. Government Obligations	40.4%
Rights	0.3%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	15.7%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	40.4%
Building and Construction - Long	19.8%
Building and Construction - Short	(16.3)%
Health Care	7.6%
Energy and Utilities	6.3%
Financial Services	3.3%
Telecommunications	3.2%
Entertainment	3.0%
Real Estate - Long	2.9%
Real Estate - Short	(2.2)%
Other Industry sectors	16.3%
Other Assets and Liabilities (Net)	15.7%

The Gabelli ABC Fund

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - GABCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABCX-25-SATSR

The Gabelli ABC Fund

Advisor Class - GADVX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund seeks to achieve total returns attractive to investors in various market conditions without excessive risk of capital loss and invests primarily in securities of domestic and foreign issuers Gabelli Funds, LLC, (the Adviser) believes will provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented common stocks, that trade at a significant discount to the Adviser’s assessment of their “private market value” (the value informed investors would be willing to pay to acquire the entire company), virtually risk free U.S. Treasury Bills, and by utilizing certain merger and arbitrage (M&A) strategies. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Advisor Class	$61	1.21%

How did the Fund perform?

For the six months ended June 30, 2025, Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 Index, while outperforming its comparatives, the ICE BofA 3 Month US Treasury Bill Index and the Lipper US Treasury Money Market Fund Average. Global merger and acquisition activity was strong in the first half of the year despite the uncertainty of tariffs and the current geopolitical environment. Changes at the FTC may mark a turning point, allowing more transactions to proceed and restoring corporate confidence in the regulatory process.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli ABC Fund - Advisor Class	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
6/15	10,000	10,000	10,000	10,000
6/16	10,161	10,399	10,019	10,002
6/17	10,461	12,260	10,068	10,018
6/18	10,588	14,022	10,205	10,107
6/19	10,806	15,483	10,441	10,303
6/20	10,791	16,646	10,612	10,421
6/21	11,688	23,436	10,622	10,423
6/22	11,377	20,947	10,640	10,433
6/23	11,924	25,051	11,022	10,793
6/24	12,597	31,203	11,617	11,348
6/25	13,516	35,934	12,160	11,853

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Advisor Class	2.35%	7.29%	4.61%	3.06%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3 Month U.S. Treasury Bill Index	2.07%	4.68%	2.76%	1.98%
Lipper U.S. Treasury Money-Market Fund Average	2.01%	4.45%	2.61%	1.71%

Fund Statistics

  Total Net Assets$430,427,592
  Number of Portfolio Holdings247
  Portfolio Turnover Rate48%
  Management Fees$1,073,658

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Lennar Corp. Cl B	19.7%
Lennar Corp. Cl A	(16.3)%
Millrose Properties Inc.	0.5%
SpringWorks Therapeutics Inc.	3.6%
FARO Technologies Inc.	1.5%
Fox Corp. Cl B	1.5%
TXNM Energy Inc.	1.4%
KKR & Co. Inc.	1.3%
Juniper Networks Inc.	1.1%
Dun & Bradstreet Holdings Inc.	1.1%
National Fuel Gas Co.	0.9%

Portfolio Weighting (% of net assets)

Common Stocks	62.1%
Common Stocks – Securities Sold Short	(18.6)%
U.S. Government Obligations	40.4%
Rights	0.3%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	15.7%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	40.4%
Building and Construction - Long	19.8%
Building and Construction - Short	(16.3)%
Health Care	7.6%
Energy and Utilities	6.3%
Financial Services	3.3%
Telecommunications	3.2%
Entertainment	3.0%
Real Estate - Long	2.9%
Real Estate - Short	(2.2)%
Other Industry sectors	16.3%
Other Assets and Liabilities (Net)	15.7%

The Gabelli ABC Fund

Semi-Annual Shareholder Report - June 30, 2025

Advisor Class - GADVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GADVX-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli ABC Fund

Semiannual Report — June 30, 2025

“Give a man a fish and you feed him for a day. Teach him how to arbitrage and you feed him forever.” — Warren Buffett

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli ABC Fund was 2.5% compared with a total return of 2.1% for the ICE BofA 3 Month U.S. Treasury Bill Index. Another class of shares is available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

The Gabelli ABC Fund

Long Positions
U.S. Government Obligations	40.4%
Building and Construction	19.8%
Health Care	7.6%
Energy and Utilities	6.4%
Financial Services	3.3%
Telecommunications	3.2%
Entertainment	3.0%
Real Estate	2.9%
Metals and Mining	2.2%
Electronics	1.9%
Business Services	1.8%
Diversified Industrial	1.8%
Broadcasting	1.6%
Retail	1.3%
Computer Software and Services	1.3%
Machinery	1.1%
Wireless Communications	0.8%
Cable and Satellite	0.7%
Hotels and Gaming	0.5%
Food and Beverage	0.4%
Specialty Chemicals	0.3%
Automotive	0.2%
Consumer Products	0.2%
Publishing	0.1%
Closed-End Funds	0.1%
Paper and Forest Products	0.0	%*
Wireless Telecommunications Services	0.0	%*
Aerospace and Defense	0.0	%*
Semiconductors	0.0	%*
Other Assets and Liabilities (Net)	15.7%

Short Positions
Building and Construction	(16.3)%
Real Estate	(2.2)%
Energy and Utilities	(0.1)%
Diversified Industrial	(0.0	)%**
Food and Beverage	(0.0	)%**
Computer Software and Services	(0.0	)%**
Business Services	(0.0	)%**
Financial Services	(0.0	)%**
	100.0%

*	Amount represents less than 0.05%.
**	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 62.1%
	Aerospace and Defense — 0.0%
4,000	Triumph Group Inc.†	$100,737	$103,000

	Automotive — 0.2%
35,000	Iveco Group NV	247,426	688,512
33,500	Pinewood Technologies Group plc†	252,978	205,087
		500,404	893,599
	Broadcasting — 1.6%
9,000	Cogeco Inc.	211,013	444,333
2,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	131,233	189,920
168,000	Sinclair Inc.	3,824,161	2,321,760
230,000	TEGNA Inc.	4,501,988	3,854,800
		8,668,395	6,810,813
	Building and Construction — 19.8%
1,500	Johnson Controls International plc	52,785	158,430
805,000	Lennar Corp., Cl. B	32,222,060	84,726,250
2,000	The AZEK Co. Inc.†	96,044	108,700
		32,370,889	84,993,380
	Business Services — 1.8%
79,200	Dawson Geophysical Co.†	182,140	115,632
500,000	Dun & Bradstreet Holdings Inc.	4,505,548	4,545,000
30,000	Global Blue Group Holding AG†	222,898	224,100
18,000	Just Eat Takeaway.com NV†	363,516	411,870
18,500	McGrath RentCorp.	2,129,008	2,145,260
12,000	NV5 Global Inc.†	266,801	277,080
2,000	The Interpublic Group of Companies Inc.	55,879	48,960
		7,725,790	7,767,902
	Cable and Satellite — 0.7%
1,000	Charter Communications Inc., Cl. A†	215,343	408,810
55,000	Liberty Latin America Ltd., Cl. A†	493,580	335,500
495,000	WideOpenWest Inc.†	2,298,713	2,009,700
		3,007,636	2,754,010
	Computer Software and Services — 1.2%
1,300	ANSYS Inc.†	436,020	456,586
2,000	Couchbase Inc.†	48,705	48,760
2,000	Datagroup SE	122,517	145,594
16,400	Digi International Inc.†	159,141	571,704
150,000	E2open Parent Holdings Inc.†	484,029	484,500
3,000	FD Technologies plc†	96,838	100,478
800	Fiserv Inc.†	72,223	137,928
Shares		Cost	Market Value
10,000	Fuji Soft Inc.†	$597,713	$680,532
9,200	Gen Digital Inc.	161,890	270,480
40,000	Informatica Inc., Cl. A†	962,718	974,000
6,000	Playtech plc	52,348	30,967
3,000	Rocket Internet SE†	67,564	62,196
1,200	Rockwell Automation Inc.	300,321	398,604
60,000	Stratasys Ltd.†	685,055	688,200
		4,247,082	5,050,529
	Consumer Products — 0.2%
10,000	Bang & Olufsen A/S†	29,137	21,283
10,100	Capri Holdings Ltd.†	261,205	178,770
30,000	Energizer Holdings Inc.	961,518	604,800
5,000	iRobot Corp.†	80,787	15,650
		1,332,647	820,503
	Diversified Industrial — 1.8%
300,000	Alphawave IP Group plc†	735,022	717,347
1,500	Bel Fuse Inc., Cl. A	121,874	134,775
1,000	Emeren Group Ltd., ADR†	1,900	1,870
800	Herc Holdings Inc.	94,280	105,352
70,000	Myers Industries Inc.	898,860	1,014,300
11,000	Radius Recycling Inc.	326,218	326,590
100,000	Ricardo plc	574,415	608,084
15,000	Servotronics Inc.†	701,333	704,100
30,000	Spirit AeroSystems Holdings Inc., Cl. A†	931,545	1,144,500
37,000	Steel Partners Holdings LP†	365,675	1,463,350
3,500	Target Hospitality Corp.†	35,388	24,920
10,000	TELUS International CDA Inc.†	35,650	36,300
12,500	Valmet Oyj	398,326	386,809
45,000	Velan Inc.	224,131	485,772
25,000	Wartsila OYJ Abp	317,572	590,153
		5,762,189	7,744,222
	Electronics — 1.9%
150,000	FARO Technologies Inc.†	6,400,186	6,588,000
24,500	Rogers Corp.†	2,461,597	1,677,760
400	Spectris plc	20,615	21,073
12,400	Yamada Holdings Co. Ltd.	36,458	39,033
		8,918,856	8,325,866
	Energy and Utilities — 6.4%
48,300	Alerion Cleanpower SpA	132,418	995,662
40,000	ALLETE Inc.	2,534,535	2,562,800
16,000	Alvopetro Energy Ltd.	34,057	73,435
25,000	APA Corp.	743,457	457,250
43,000	ChampionX Corp.	1,465,515	1,068,120
4,000	ConocoPhillips	452,671	358,960
8,000	DMC Global Inc.†	92,699	64,480
20,000	Endesa SA	453,617	633,501
46,992	Energy Transfer LP	105,982	851,965

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
200,000	Gulf Coast Ultra Deep Royalty Trust†	$39,334	$6,200
3,500	Hess Corp.	466,443	484,890
14,000	Innergex Renewable Energy Inc.	131,291	141,054
47,500	National Fuel Gas Co.	2,402,156	4,023,725
26,000	ONEOK Inc.	1,706,214	2,122,380
20,000	Parkland Corp.	558,347	565,743
45,000	Severn Trent plc	1,200,785	1,688,771
32,000	Southwest Gas Holdings Inc.	1,917,587	2,380,480
110,000	TXNM Energy Inc.	5,345,673	6,195,200
50,000	UGI Corp.	1,639,552	1,821,000
69,200	Venture Global Inc., Cl. A	1,683,566	1,078,136
		23,105,899	27,573,752
	Entertainment — 3.0%
34,500	Atlanta Braves Holdings Inc., Cl. A†	917,799	1,697,745
25,000	Atlanta Braves Holdings Inc., Cl. C†	922,008	1,169,250
126,500	Fox Corp., Cl. B	4,458,494	6,531,195
170,000	IMAX China Holding Inc.†	193,034	183,644
85	Liberty Media Corp.-Liberty Live, Cl. A†	2,951	6,756
6,500	Madison Square Garden Sports Corp.†	1,035,545	1,358,175
53,500	Manchester United plc, Cl. A†	891,685	952,835
140,000	MultiChoice Group†	889,856	928,549
		9,311,372	12,828,149
	Financial Services — 3.3%
5,000	Aquis Exchange plc†	45,743	49,759
221,100	AvidXchange Holdings Inc.†	2,160,348	2,164,569
1,000	Brookfield Asset Management Ltd., Cl. A	34,876	55,280
3,800	Brookfield Corp.	140,865	235,030
1,000	Brookline Bancorp Inc.	9,707	10,550
35,000	Cantaloupe Inc.†	384,889	384,650
2,500	CFSB Bancorp Inc.†	34,100	34,300
2,119	CNFinance Holdings Ltd., ADR†	5,573	1,377
7,300	Enstar Group Ltd.†	2,366,845	2,455,428
23,500	Equitable Holdings Inc.	443,298	1,318,350
2,319	First Bank	29,131	35,875
32,500	First Horizon Corp.	585,028	689,000
42,800	KKR & Co. Inc.	170,632	5,693,684
800	Mastercard Inc., Cl. A	15,970	449,552
2,500	Sampo Oyj, Cl. A	23,155	26,619
6,700	SouthState Corp.	455,307	616,601
Shares		Cost	Market Value
16,000	Valley National Bancorp	$115,336	$142,880
		7,020,803	14,363,504
	Food and Beverage — 0.4%
14,500	Amcor plc	138,186	133,255
500	Kellanova	40,000	39,765
12,000	Olam Group Ltd.	10,444	8,966
2,000	Pernod Ricard SA	142,616	199,309
18,000	Remy Cointreau SA	1,114,607	918,518
3,200	The J.M. Smucker Co.	339,741	314,240
		1,785,594	1,614,053
	Health Care — 7.5%
6,000	Amedisys Inc.†	547,405	590,340
5,000	Andlauer Healthcare Group Inc.	193,345	193,171
8,500	Biohaven Ltd.†	62,050	119,935
400	Bio-Rad Laboratories Inc., Cl. A†	39,976	96,528
50,000	Biotage AB	748,470	756,270
8,500	Bioventus Inc., Cl. A†	78,553	56,270
23,000	Blueprint Medicines Corp.†	2,942,738	2,948,140
22,000	Cross Country Healthcare Inc.†	380,846	287,100
6,500	Globus Medical Inc., Cl. A†	341,693	383,630
500	ICU Medical Inc.†	29,090	66,075
32,000	Idorsia Ltd.†	329,438	86,710
300	Illumina Inc.†	11,836	28,623
600,000	Inozyme Pharma Inc.†	2,394,229	2,400,000
12,000	LENSAR Inc.†	166,904	158,040
433,000	Myrexis Inc.†	44,849	87
74,000	Perrigo Co. plc	2,597,402	1,977,280
5,000	PharmaSGP Holding SE	164,557	167,269
11,666	QIAGEN NV	539,313	560,668
6,300	QuidelOrtho Corp.†	364,445	181,566
330,000	SpringWorks Therapeutics Inc.†	15,472,607	15,506,700
15,000	Surgery Partners Inc.†	355,895	333,450
98,500	SurModics Inc.†	4,108,253	2,926,435
4,000	TherapeuticsMD Inc.†	28,227	4,640
20,000	Verve Therapeutics Inc.†	218,400	224,600
135,000	Viatris Inc.	1,733,772	1,205,550
150,000	Vigil Neuroscience Inc.†	1,182,292	1,192,500
		35,076,585	32,451,577
	Hotels and Gaming — 0.5%
40,000	Entain plc	507,587	494,703
10,000	Everi Holdings Inc.†	140,166	142,400
113,267	Playa Hotels & Resorts NV†	1,528,538	1,529,105
9,054	PlayAGS Inc.†	112,659	113,084
		2,288,950	2,279,292
	Machinery — 1.1%
32,000	Astec Industries Inc.	1,098,444	1,334,080

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
25,000	CFT SpA†(a)	$138,180	$135,464
250,000	CNH Industrial NV	2,174,500	3,240,000
		3,411,124	4,709,544
	Metals and Mining — 2.1%
5,000	Adriatic Metals plc†	17,064	18,531
200,000	Ampco-Pittsburgh Corp.†	637,062	592,000
5,000	Endeavour Mining plc	101,814	154,177
32,500	Freeport-McMoRan Inc.	578,076	1,408,875
4,257	Kinross Gold Corp.	22,197	66,524
30,500	Newmont Corp.	1,099,775	1,776,930
30,000	Orogen Royalties Inc.†	39,598	42,078
83,000	Pan American Silver Corp.	1,207,174	2,357,200
10,000	Vulcan Materials Co.	438,009	2,608,200
		4,140,769	9,024,515
	Paper and Forest Products — 0.0%
3,200	International Paper Co.	171,690	149,856

	Publishing — 0.1%
61,500	Lee Enterprises Inc.†	757,631	390,525
33,200	The E.W. Scripps Co., Cl. A†	203,953	97,608
		961,584	488,133
	Real Estate — 2.9%
500	American Tower Corp., REIT	7,708	110,510
1,000,000	Assura plc, REIT	680,039	689,757
4,000	Healthcare Realty Trust Inc., REIT	72,624	63,440
405,500	Millrose Properties Inc., REIT	4,484,830	11,560,805
		5,245,201	12,424,512
	Retail — 1.3%
24,000	Albertsons Companies Inc., Cl. A	484,220	516,240
35,000	Bapcor Ltd.	115,848	115,176
18,500	GMS Inc.†	1,997,791	2,011,875
14,000	Macy’s Inc.	265,284	163,240
28,000	Skechers USA Inc., Cl. A†	1,732,564	1,766,800
313,000	Sportsman’s Warehouse Holdings Inc.†	2,963,683	1,079,850
101,770	The Bon-Ton Stores Inc.†(a)	4,946	0
		7,564,336	5,653,181
	Semiconductors — 0.0%
500	Silicon Motion Technology Corp., ADR	27,203	37,585
1,000	Tower Semiconductor Ltd.†	23,858	43,350
		51,061	80,935
	Specialty Chemicals — 0.3%
4,000	Covestro AG†	247,820	284,593
Shares		Cost	Market Value
1,200	Linde plc	$194,452	$563,016
26,000	Mativ Holdings Inc.	422,857	177,320
18,000	SGL Carbon SE†	156,514	74,211
		1,021,643	1,099,140
	Telecommunications — 3.2%
30,000	Frontier Communications Parent Inc.†	1,081,244	1,092,000
280,000	HKBN Ltd.	200,879	177,275
116,200	Juniper Networks Inc.	4,320,139	4,639,866
120,000	Koninklijke KPN NV	365,363	584,640
145,000	Liberty Global Ltd., Cl. A†	1,814,856	1,451,450
30,000	Liberty Global Ltd., Cl. C†	342,730	309,300
2,081	Liberty Latin America Ltd., Cl. C†	14,858	12,944
91,000	Orange Belgium SA†	1,986,744	1,806,210
61,000	Parrot SA†	221,205	718,550
100,000	Pharol SGPS SA†	26,205	7,186
140,000	Spirent Communications plc†	358,708	374,733
31,700	Sunrise Communications AG, Cl. A	1,624,932	1,786,658
245,000	Telefonica Deutschland Holding AG	635,506	661,177
6,000	Telephone and Data Systems Inc.	83,463	213,480
		13,076,832	13,835,469
	Wireless Communications — 0.8%
35,200	Millicom International Cellular SA	663,862	1,318,944
35,000	United States Cellular Corp.†	789,739	2,238,950
		1,453,601	3,557,894
	Wireless Telecommunications Services — 0.0%
400,000	NII Holdings Inc., Escrow†	107,296	140,000

	TOTAL COMMON STOCKS	188,428,965	267,537,330

	CLOSED-END FUNDS — 0.1%
235,000	Altaba Inc., Escrow†	0	317,250

	RIGHTS — 0.3%
	Computer Software and Services — 0.1%
1,000	Flexion Therapeutics Inc., CVR†	0	100
20,000	Gen Digital Inc., CVR†	0	163,200
		0	163,300
	Health Care — 0.1%
60,000	ABIOMED Inc., CVR†	0	96,000
65,000	Adamas Pharmaceuticals Inc., CVR†	0	813

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	RIGHTS (Continued)
	Health Care (Continued)
65,000	Adamas Pharmaceuticals Inc., CVR†	$0	$812
50,000	Akouos Inc., CVR†	0	25,000
10,000	Albireo Pharma Inc., CVR†	0	22,500
411,000	Alimera Sciences Inc., CVR†	1	4,110
187,969	Ambit Biosciences Corp., CVR†(a)	0	0
167,895	Checkpoint Therapeutics Inc., CVR†	0	16,789
195,960	Chinook Therapeutics Inc., CVR†	0	39,192
4,000	CinCor Pharma Inc., CVR†	0	12,000
28,000	Epizyme Inc., CVR†	0	560
18,000	Fusion Pharmaceuticals Inc., CVR†	0	9,000
500,000	Gracell Biotechnologies Inc., CVR†	0	20,000
30,000	Icosavax Inc., CVR†	0	9,000
640,000	Innocoll, CVR†(a)	384,000	1
3,000	Landos Biopharma Inc., CVR†	0	7,530
35,000	Mirati Therapeutics Inc., CVR†	0	17,500
3,000	Opiant Pharmaceuticals Inc., CVR†	0	1,500
24,000	Paragon 28 Inc., CVR†	0	1,200
140,000	Paratek Pharmaceuticals Inc., CVR†	0	2,800
8,000	Poseida Therapeutics Inc., CVR†	0	4,000
11,000	Prevail Therapeutics Inc., CVR†	0	2,200
60,000	Regulus Therapeutics Inc, CVR†	0	60,000
800	Sigilon Therapeutics Inc., CVR†	0	6,040
		384,001	358,547
	Metals and Mining — 0.1%
10,000	Kinross Gold Corp., CVR†(a)	0	0
2,200,000	Pan American Silver Corp., CVR†	506,000	539,000
		506,000	539,000
	Paper and Forest Products — 0.0%
75,000	Resolute Forest Products Inc., CVR†	0	112,500

	TOTAL RIGHTS	890,001	1,173,347
Shares		Cost	Market Value
	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
102,000	Ampco-Pittsburgh Corp., expire 08/01/25†	$69,677	$1,938

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 40.4%
$175,314,000	U.S. Treasury Bills, 4.083% to 4.347%††, 07/10/25 to 12/11/25(b)	173,962,851	173,945,427

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 102.9%	$363,351,494	442,975,292

	SECURITIES SOLD SHORT — (18.6)%
	(Proceeds received $37,596,598)		(80,261,210)

	Other Assets and Liabilities (Net) — 15.7%		67,713,510

	NET ASSETS — 100.0%		$430,427,592

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (18.6)%
	Building and Construction — (16.3)%
635,300	Lennar Corp., Cl. A	$33,134,514	$70,270,533

	Business Services — (0.0)%
688	Omnicom Group Inc.	58,967	49,495

	Computer Software and Services — (0.0)%
200	Synopsys Inc.	98,337	102,536

	Diversified Industrial — (0.0)%
1,500	Bel Fuse Inc., Cl. B	132,301	146,535

	Energy and Utilities — (0.1)%
4,000	ConocoPhillips	463,163	358,960

	Financial Services — (0.0)%
400	Berkshire Hills Bancorp Inc.	9,256	10,016

	Food and Beverage — (0.0)%
14,000	Amcor plc	133,210	128,660

	Real Estate — (2.2)%
322,500	Millrose Properties Inc., REIT	3,566,850	9,194,475

	TOTAL SECURITIES SOLD SHORT(c)	$37,596,598	$80,261,210

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At June 30, 2025, $20,000,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c)	At June 30, 2025, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

As of June 30, 2025, forward foreign exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	8,490,026	EUR	7,300,000	State Street Bank and Trust Co.	07/31/25	$(127,770)
USD	1,753,102	CAD	2,400,000	State Street Bank and Trust Co.	07/31/25	(12,336)
USD	1,496,973	GBP	1,100,000	State Street Bank and Trust Co.	07/31/25	(13,162)
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS						$(153,268)

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $363,351,494)	$442,975,292
Foreign currency, at value (cost $9,241)	9,269
Deposit at brokers for securities sold short	70,031,059
Receivable for investments sold	577,793
Receivable for Fund shares sold	7,539
Dividends receivable	457,911
Prepaid expenses	11,937
Total Assets	514,070,800
Liabilities:
Securities sold short, at value (proceeds $37,596,598)	80,261,210
Payable to bank	7,935
Payable for investments purchased	2,842,598
Payable for Fund shares redeemed	22,604
Payable for investment advisory fees	176,220
Payable for distribution fees	10,309
Payable for accounting fees	7,500
Unrealized depreciation on forward foreign currency contracts	153,268
Dividends payable on securities sold short	482
Other accrued expenses	161,082
Total Liabilities	83,643,208
Net Assets
(applicable to 39,153,261 shares outstanding)	$430,427,592

Net Assets Consist of:
Paid-in capital	$386,468,569
Total distributable earnings	43,959,023
Net Assets	$430,427,592

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($380,370,047 ÷ 34,556,273 shares outstanding)	$11.01
Advisor Class:
Net Asset Value, offering, and redemption price per share ($50,057,545 ÷ 4,596,988 shares outstanding)	$10.89

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $35,556)	$3,379,774
Interest	5,681,739
Total Investment Income	9,061,513
Expenses:
Investment advisory fees	1,073,658
Distribution fees - Advisor Class	68,820
Dividend expense on securities sold short	772,510
Legal and audit fees	48,224
Shareholder communications expenses	27,955
Directors’ fees	27,500
Registration expenses	24,716
Custodian fees	23,590
Accounting fees	22,500
Shareholder services fees	17,037
Interest expense	1,192
Service fees for securities sold short (See Note 2)	1,163
Miscellaneous expenses	23,504
Total Expenses	2,132,369
Less:
Expenses paid indirectly by broker (See Note 6)	(4,172)
Net Expenses	2,128,197
Net Investment Income	6,933,316

Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments in securities	5,003,843
Net realized loss on securities sold short	(1,018,743)
Net realized loss on forward foreign exchange contracts	(927,649)
Net realized gain on foreign currency transactions	1,783
Net realized gain on investments in securities, securities sold short forward foreign exchange contracts, and foreign currency transactions	3,059,234
Net change in unrealized appreciation/depreciation:
on investments in securities	(11,488,228)
on securities sold short	11,963,164
on forward foreign exchange contracts	(184,894)
on foreign currency translations	41,008
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	331,050
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency	3,390,284
Net Increase in Net Assets Resulting from Operations	$10,323,600

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$6,933,316	$14,640,922
Net realized gain on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency transactions	3,059,234	7,445,602
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	331,050	12,915,809
Net Increase in Net Assets Resulting from Operations	10,323,600	35,002,333

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(17,843,965)
Advisor Class	—	(2,769,564)
Total Distributions to Shareholders	—	(20,613,529)

Capital Share Transactions:
Class AAA	(11,990,320)	(22,076,983)
Advisor Class	(12,831,557)	(10,673,454)
Net Decrease in Net Assets from Capital Share Transactions	(24,821,877)	(32,750,437)

Redemption Fees	—	13

Net Increase/(Decrease) in Net Assets	(14,498,277)	18,361,620

Net Assets:
Beginning of year	444,925,869	463,287,489
End of period	$430,427,592	$444,925,869

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$10.74	$0.17		$0.10	$0.27	$—	$—		$—	$—	$11.01	2.51%	$380,370	3.26	%(f)	0.96	%(f)	48%
2024	10.44	0.35		0.48	0.83	(0.39)	(0.14)		(0.53)	0.00	10.74	7.89	383,130	3.24		0.87	(g)	155
2023	10.09	0.33		0.37	0.70	(0.35)	—		(0.35)	0.00	10.44	6.93	392,723	3.18		0.85		157
2022	10.44	0.08		(0.29)	(0.21)	(0.14)	—		(0.14)	0.00	10.09	(2.01)	447,336	0.80		0.79		156
2021	10.46	0.02		0.44	0.46	(0.05)	(0.43)		(0.48)	0.00	10.44	4.37	489,797	0.15		0.77		205
2020	10.21	0.02		0.27	0.29	(0.04)	(0.00	)(b)	(0.04)	0.00	10.46	2.90	552,051	0.21		0.73		251
Advisor Class
2025(e)	$10.64	$0.16		$0.09	$0.25	$—	$—		$—	$—	$10.89	2.35%	$50,058	3.04	%(f)	1.21	%(f)	48%
2024	10.34	0.32		0.48	0.80	(0.36)	(0.14)		(0.50)	0.00	10.64	7.67	61,796	3.00		1.12	(g)	155
2023	9.99	0.30		0.37	0.67	(0.32)	—		(0.32)	0.00	10.34	6.68	70,564	2.90		1.10		157
2022	10.34	0.05		(0.29)	(0.24)	(0.11)	—		(0.11)	0.00	9.99	(2.35)	121,084	0.48		1.04		156
2021	10.36	(0.05)		0.48	0.43	(0.02)	(0.43)		(0.45)	0.00	10.34	4.15	168,445	(0.43)		1.02		205
2020	10.10	0.00	(b)	0.27	0.27	(0.01)	(0.00	)(b)	(0.01)	0.00	10.36	2.70	167,311	0.01		0.98		251

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2025 and years ended December 31, 2024, 2023, 2022, 2021, and 2020 would have been 0.60%, 0.57%, 0.63%, 0.58%, 0.57%, and 0.57% (Class AAA) and 0.85%, 0.82%, 0.88%, 0.83%, 0.82%, and 0.82% (Advisor Class), respectively.
(e)	For the six months ended June 30, 2025, unaudited.
(f)	Annualized.
(g)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the year ended December 31, 2024, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ABC Fund (the Fund), the sole series of the Gabelli Investor Funds, Inc. (the Corporation), was incorporated on October 30, 1992 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2025 are as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$4,307,801	$742,728	—	$5,050,529
Health Care	32,451,490	87	—	32,451,577
Hotels and Gaming	750,187	1,529,105	—	2,279,292
Machinery	4,574,080	—	$135,464	4,709,544
Retail	5,653,181	—	0	5,653,181
Telecommunications	13,174,292	661,177	—	13,835,469
Wireless Telecommunications Services	—	140,000	—	140,000
Other Industries (b)	203,417,738	—	—	203,417,738
Total Common Stocks	264,328,769	3,073,097	135,464	267,537,330
Closed-End Funds	—	317,250	—	317,250
Rights (b)	702,200	471,146	1	1,173,347
Warrants (b)	1,938	—	—	1,938
U.S. Government Obligations	—	173,945,427	—	173,945,427
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$265,032,907	$177,806,920	$135,465	$442,975,292

LIABILITIES (Market Value):
Common Stocks Sold Short (b)	$(80,261,210)	—	—	$(80,261,210)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(80,261,210)	—	—	$(80,261,210)

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Unrealized Depreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$(153,268)	—	$(153,268)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, may be valued at the unrealized appreciation/(depreciation) of the instrument.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2025, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2025, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2025 are reflected within the Schedule of Investments. The Fund’s volume

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

of activity in forward foreign exchange contracts during the six months ended June 30, 2025 had an average monthly notional amount of approximately $10,541,808.

At June 30, 2025, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized depreciation on forward foreign exchange contracts. For the six months ended June 30, 2025, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency, within Net realized loss on forward foreign exchange contracts and Net change in unrealized appreciation/depreciation on forward foreign exchange contracts.

At June 30, 2025, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
Forward Foreign Exchange Contracts	$153,268	—	$153,268

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2025:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
State Street Bank and Trust Co.	$153,268	$(153,268)	—	—

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2025 are reflected within the Schedule of Investments. For the six months ended June 30, 2025, the Fund incurred $1,163 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2025, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2025, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Distributions paid from:*
Ordinary income	$16,443,940
Net long term capital gains	4,517,861
Total distributions paid	$20,961,801

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and other derivative instruments	$327,467,257	$92,460,312	$(57,366,755)	$35,093,557

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G. distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $159,575,369 and $116,739,941, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $61,297 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,172.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2025, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As of June 30, 2025, the Fund’s Adviser and its affiliates beneficially owned greater than 46.5% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2025, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2025 and the fiscal year ended December 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	335,785	$3,607,854	4,913,140	$52,355,610
Shares issued upon reinvestment of distributions	—	—	1,641,307	17,644,044
Shares redeemed	(1,445,818)	(15,598,174)	(8,516,328)	(92,076,637)
Net decrease	(1,110,033)	$(11,990,320)	(1,961,881)	$(22,076,983)
Advisor Class
Shares sold	367,596	$3,923,393	484,517	$5,202,680
Shares issued upon reinvestment of distributions	—	—	247,296	2,633,701
Shares redeemed	(1,577,955)	(16,754,950)	(1,747,930)	(18,509,835)
Net decrease	(1,210,359)	$(12,831,557)	(1,016,117)	$(10,673,454)

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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Gabelli Investor Funds, Inc.
THE GABELLI ABC FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Mary E. Hauck
Former Senior Portfolio
Manager,
Gabelli-O'Connor Fixed
Income Mutual Fund
Management Co.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q225SAR

GABELLI
FUNDS

THE GABELLI ABC FUND

Semiannual Report
June 30, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$10.74	$0.17		$0.10	$0.27	$—	$—		$—	$—	$11.01	2.51%	$380,370	3.26	%(f)	0.96	%(f)	48%
2024	10.44	0.35		0.48	0.83	(0.39)	(0.14)		(0.53)	0.00	10.74	7.89	383,130	3.24		0.87	(g)	155
2023	10.09	0.33		0.37	0.70	(0.35)	—		(0.35)	0.00	10.44	6.93	392,723	3.18		0.85		157
2022	10.44	0.08		(0.29)	(0.21)	(0.14)	—		(0.14)	0.00	10.09	(2.01)	447,336	0.80		0.79		156
2021	10.46	0.02		0.44	0.46	(0.05)	(0.43)		(0.48)	0.00	10.44	4.37	489,797	0.15		0.77		205
2020	10.21	0.02		0.27	0.29	(0.04)	(0.00	)(b)	(0.04)	0.00	10.46	2.90	552,051	0.21		0.73		251
Advisor Class
2025(e)	$10.64	$0.16		$0.09	$0.25	$—	$—		$—	$—	$10.89	2.35%	$50,058	3.04	%(f)	1.21	%(f)	48%
2024	10.34	0.32		0.48	0.80	(0.36)	(0.14)		(0.50)	0.00	10.64	7.67	61,796	3.00		1.12	(g)	155
2023	9.99	0.30		0.37	0.67	(0.32)	—		(0.32)	0.00	10.34	6.68	70,564	2.90		1.10		157
2022	10.34	0.05		(0.29)	(0.24)	(0.11)	—		(0.11)	0.00	9.99	(2.35)	121,084	0.48		1.04		156
2021	10.36	(0.05)		0.48	0.43	(0.02)	(0.43)		(0.45)	0.00	10.34	4.15	168,445	(0.43)		1.02		205
2020	10.10	0.00	(b)	0.27	0.27	(0.01)	(0.00	)(b)	(0.01)	0.00	10.36	2.70	167,311	0.01		0.98		251

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2025 and years ended December 31, 2024, 2023, 2022, 2021, and 2020 would have been 0.60%, 0.57%, 0.63%, 0.58%, 0.57%, and 0.57% (Class AAA) and 0.85%, 0.82%, 0.88%, 0.83%, 0.82%, and 0.82% (Advisor Class), respectively.
(e)	For the six months ended June 30, 2025, unaudited.
(f)	Annualized.
(g)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the year ended December 31, 2024, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Vincent D. Enright	$10,000
Mary E. Hauck	$8,500
Werner J. Roeder	$9,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 12, 2025, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

1)	The nature, extent and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund (including the purchase and sale of portfolio securities), overseeing all of the Fund’s third party service providers, and providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged BNY, at the Adviser’s expense, to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2)	The performance of the Fund and the Adviser.

The Independent Board Members reviewed the short-, medium- and long-term performance (as of December 31, 2024) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Performance Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group,” and together with the Adviser Performance Peer Group, the “Performance Peer Groups”) consisting of all retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one- and three-year periods, and the second quartile for the five- and ten- year periods, as measured against the Adviser Performance Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the one- and three-year periods, and in the third quintile for the five- and ten-year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Groups.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against an Adviser expense peer group (the “Adviser Expense Peer Group”) and against an expense peer group of alternative multi-strategy funds selected by Broadridge (the “Broadridge Expense Peer Group,” and together with the Adviser Expense Peer Group, the “Expense Peer Groups”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Groups. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. The Board Members noted that the Fund’s advisory fee ratio and total expense ratio were below the median when compared to those of the Expense Peer Groups.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were comparable to the Fund. Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma income statements of the Adviser for the year ended December 31, 2024. The Board Members considered one analysis for the Adviser with respect to its profitability as a whole, and a second analysis for the Adviser with respect to the profitability of its advisory relationship with the Fund. With respect to the Fund-specific profitability analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Groups to assess whether the funds in the Expense Peer Groups had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.